ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Jun. 30, 2017
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income

	Unrealized Gains and Losses on Available- for-sale Securities	Unrealized Gains and Losses on Held-to- maturity Securities	Total
	(Dollars in Thousands – net of tax)
Balance – June 30, 2014	$130	$(550)	$(420)
Other comprehensive income before reclassifications	(165)	124	(41)
Amounts reclassified from accumulated other comprehensive income	—	—	—

Net current-period other comprehensive income	(165)	124	(41)

Balance – June 30, 2015	(35)	(426)	(461)
Other comprehensive income (loss), before reclassifications	133	110	243
Amounts reclassified from accumulated other comprehensive income (loss)	(20)	—	(20)

Net current-period other comprehensive income (loss)	113	110	223

Balance – June 30, 2016	78	(316)	(238)
Other comprehensive income (loss), before reclassifications	(34)	84	50
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—

Net current-period other comprehensive income (loss)	(34)	84	50

Balance – June 30, 2017	$44	$(232)	$(188)

Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Income

	Amount Reclassified from Accumulated Other Comprehensive Loss
Details About Accumulated Other Comprehensive Income (Loss) Components:	2017	2016	2015	Affected Line Item in the Statement Where Net Income is Presented
	(Dollars in Thousands)
Unrealized gains and losses on available-for-sale securities	$—	$(31)	$—	Investment security gains

	—	(31)	—
	—	(11)	—	Income tax expense

	—	(20)	—

Total reclassifications for the period	$—	$(20)	$—	Net of tax